CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Balance at beginning at Dec. 31, 2018	$ 1,402	$ 128,139	$ 17,409,989	$ (15,735,624)	$ (27,511)	$ 1,776,395
Balance at beginning (in shares) at Dec. 31, 2018	1,401,786	128,139,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Options Issued as Compensation			15,342			15,342
Stock Options Exercise		$ 100	5,300			5,400
Stock Options Exercise (in shares)		100,000
Common Stock Issued as Compensation		$ 200	25,800			26,000
Common Stock Issued as Compensation (in shares)		200,000
Net Income				69,860	(40,537)	29,323
Preferred stock				(124,312)		(124,312)
Balance at end at Dec. 31, 2019	$ 1,402	$ 128,439	17,456,431	(15,790,076)	(68,048)	1,728,148
Balance at end (in shares) at Dec. 31, 2019	1,401,786	128,139,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Options Issued as Compensation			158,728			158,728
Stock Options Exercise		$ 100	5,300			5,400
Stock Options Exercise (in shares)		100,000
Net Income				200,016	(26,657)	173,359
Preferred stock				(144,677)		(144,677)
Balance at end at Dec. 31, 2020	$ 1,402	$ 128,539	$ 17,620,459	$ (15,734,737)	$ (94,705)	$ 1,920,958
Balance at end (in shares) at Dec. 31, 2020	1,401,786	128,539,418